UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2907

Waddell & Reed Advisors High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

High Income Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Portfolio Highlights
6	Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
31	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF HIGH INCOME FUND

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions
A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead
We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Questions and comments
In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $942,020,087 invested in a diversified portfolio of:

94.00%	Corporate Debt Securities
4.40%	Cash and Cash Equivalents
1.60%	Common and Preferred Stocks, Right and Warrants

As a shareholder of Waddell & Reed Advisors High Income Fund, Inc., for every $100 you had invested on March 31, 2004, your Fund owned:

Consumer Services Bonds	$20.02
Capital Goods Bonds	$10.41
Shelter Bonds	$8.41
Utilities Bonds	$8.32
Business Equipment and Services Bonds	$8.26
Retail Bonds	$7.22
Miscellaneous Bonds	$7.12
Consumer Nondurables Bonds	$7.07
Energy Bonds	$5.68
Financial Services Bonds	$5.09
Cash and Cash Equivalents	$4.40
Multi-Industry Bonds	$3.45
Health Care Bonds	$2.95
Common and Preferred Stocks, Right and Warrants	$1.60

THE INVESTMENTS OF HIGH INCOME PORTFOLIO

March 31, 2004

COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Broadcasting - 0.13%
Citadel Broadcasting Corporation*	70,000	$1,221,500

Communications Equipment - 0.00%
Primus Telecommunications Group, Incorporated, Warrants*	7,000	70

Homebuilders, Mobile Homes - 0.50%
KB Home	25,000	2,020,000
Lennar Corporation	25,000	1,350,750
Toll Brothers, Inc.*	30,000	1,362,900

		4,733,650

Petroleum - Services - 0.08%
Hanover Compressor Company*	62,800	759,252

Security and Commodity Brokers - 0.00%
ONO Finance Plc, Rights (A)	2,500	25

Utilities - Telephone - 0.02%
GT Group Telecom, Inc., Warrants (A)*	3,950	2,962
IWO Holdings, Inc., Warrants (A)*	6,750	68
Leap Wireless International, Inc., Warrants (A)*	4,750	47
US Unwired Inc., Class A*	75,840	137,650

		140,727

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 0.73%		$6,855,224

(Cost: $8,576,744)

PREFERRED STOCKS

Beverages - 0.26%
Constellation Brands, Inc.,
5.75%, Convertible	80,000	2,452,000

Broadcasting - 0.03%
Adelphia Communications Corporation, 13.0%*	17,500	231,875

Multiple Industry - 0.58%
Anvil Holdings, Inc.,
13.0%	168,014	2,142,180
Xerox Corporation,
6.25%, Convertible	25,000	3,350,000

		5,492,180

TOTAL PREFERRED STOCKS - 0.87%		$8,176,055

(Cost: $9,431,247)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.27%
AMR Corporation,
9.0%, 8-1-12	$2,950	2,514,875

Aircraft - 1.19%
BE Aerospace, Inc.,
8.5%, 10-1-10	750	802,500
Bombardier Recreational Products Inc.,
8.375%, 12-15-13 (A)	1,225	1,258,688
L-3 Communications Corporation,
6.125%, 1-15-14 (A)	5,200	5,343,000
Orbital Sciences Corporation,
9.0%, 7-15-11	3,500	3,841,250

		11,245,438

Apparel - 0.18%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,650	1,716,000

Beverages - 0.21%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,933,750

Broadcasting - 7.20%
Adelphia Communications Corporation:
9.25%, 10-1-02 (B)	1,750	1,653,750
10.875%, 10-1-10 (B)	6,300	6,111,000
Cablevision Systems Corporation,
5.6%, 4-1-09 (A)	4,750	4,744,062
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
10.0%, 4-1-09	3,600	3,078,000
10.25%, 9-15-10 (A)	6,380	6,571,400
0.0%, 1-15-12 (C)	6,250	3,812,500
Comcast Corporation,
5.5%, 3-15-11	2,000	2,126,796
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,247,500
Entravision Communications Corporation,
8.125%, 3-15-09	1,900	2,037,750
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	10,197,188
PanAmSat Corporation,
6.125%, 1-15-05	500	510,625
Sinclair Broadcast Group, Inc.,
8.75%, 12-15-11	5,625	6,229,688
8.0%, 3-15-12	5,000	5,418,750
Susquehanna Media Co.:
8.5%, 5-15-09	2,500	2,618,750
7.375%, 4-15-13	750	795,938
Young Broadcasting Inc.:
8.5%, 12-15-08	2,000	2,160,000
8.5%, 12-15-08 (A)	2,050	2,214,000
10.0%, 3-1-11	3,977	4,255,390

		67,783,087

Business Equipment and Services - 7.62%
Alderwoods Group, Inc.,
12.25%, 1-2-09	4,750	5,320,000
Allied Waste North America, Inc.:
8.5%, 12-1-08	4,500	5,040,000
9.25%, 9-1-12	4,000	4,550,000
7.875%, 4-15-13	1,700	1,857,250
6.125%, 2-15-14 (A)	2,450	2,367,313
Armor Holdings, Inc.,
8.25%, 8-15-13 (A)	3,500	3,876,250
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12 (A)	4,400	4,576,000
IESI Corporation,
10.25%, 6-15-12	4,250	4,653,750
Iron Mountain Incorporated:
8.625%, 4-1-13	2,700	2,943,000
7.75%, 1-15-15	7,000	7,350,000
Nextel Partners, Inc.,
8.125%, 7-1-11	5,100	5,393,250
Owens & Minor, Inc.,
8.5%, 7-15-11	4,750	5,308,125
Synagro Technologies, Inc.,
9.5%, 4-1-09	4,700	5,087,750
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	4,403,700
Vertis, Inc.:
9.75%, 4-1-09	825	893,063
10.875%, 6-15-09	8,100	8,160,750

		71,780,201

Capital Equipment - 3.79%
American Achievement Corporation,
8.25%, 4-1-12 (A)	2,250	2,311,875
Atrium Companies, Inc.:
10.5%, 5-1-09	9,825	10,340,812
10.5%, 5-1-09 (A)	1,700	1,789,250
Case New Holland Inc.,
9.25%, 8-1-11 (A)	5,600	6,328,000
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	5,058,750
Nebraska Book Company, Inc.,
8.625%, 3-15-12 (A)	5,700	5,871,000
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	3,500	4,025,000

		35,724,687

Chemicals - Petroleum and Inorganic - 0.28%
Berry Plastics Corporation,
10.75%, 7-15-12 (A)	1,850	2,095,125
United Agri Products, Inc.,
8.25%, 12-15-11 (A)	500	524,375

		2,619,500

Chemicals - Specialty - 1.01%
Buckeye Technologies Inc.:
8.0%, 10-15-10	3,740	3,665,200
8.5%, 10-1-13	3,750	4,031,250
Ethyl Corporation,
8.875%, 5-1-10	1,650	1,782,000

		9,478,450

Coal - 0.35%
Southern Star Central Corp.,
8.5%, 8-1-10	3,000	3,315,000

Communications Equipment - 0.42%
Pliant Corporation,
11.125%, 6-15-09 (A)	2,000	1,600,000
Primus Telecommunications Holding, Inc.,
8.0%, 1-15-14 (A)	2,450	2,339,750

		3,939,750

Computers - Peripherals - 0.53%
Activant Solutions Inc.,
10.5%, 6-15-11	3,000	3,135,000
Titan Corporation (The),
8.0%, 5-15-11 (A)	1,650	1,881,000

		5,016,000

Construction Materials - 4.04%
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,951,250
Interface, Inc.:
10.375%, 2-1-10	6,180	6,983,400
9.5%, 2-1-14 (A)	3,750	3,712,500
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	10,000	11,050,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.0%, 11-1-11 (A)	5,750	6,123,750
Ply Gem Industries, Inc.,
9.0%, 2-15-12 (A)	3,200	3,216,000
WII Components, Inc.,
10.0%, 2-15-12 (A)	2,000	2,060,000

		38,096,900

Containers - 3.58%
Alltrista Corporation,
9.75%, 5-1-12	9,700	10,767,000
Crown European Holdings:
9.5%, 3-1-11	7,500	8,418,750
10.875%, 3-1-13	2,700	3,145,500
MDP Acquisitions plc,
9.625%, 10-1-12	6,800	7,684,000
Owens-Illinois, Inc.,
7.15%, 5-15-05	2,000	2,070,000
Silgan Holdings Inc.,
6.75%, 11-15-13	1,600	1,648,000

		33,733,250

Cosmetics and Toiletries - 0.47%
Armkel, LLC and Armkel Finance, Inc.,
9.5%, 8-15-09	3,300	3,621,750
Elizabeth Arden, Inc.,
7.75%, 1-15-14 (A)	750	785,625

		4,407,375

Defense - 0.18%
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,716,000

Electrical Equipment - 2.39%
Nortek Holdings, Inc.,
0.0%, 5-15-11 (A)(C)	1,000	760,000
Nortek, Inc.,
9.875%, 6-15-11	5,200	5,850,000
Northwest Pipeline Corporation,
8.125%, 3-1-10	5,300	5,856,500
Rayovac Corporation,
8.5%, 10-1-13	6,750	7,273,125
Rexnord Corporation,
10.125%, 12-15-12	2,500	2,737,500

		22,477,125

Electronic Components - 0.04%
Communications & Power Industries, Inc.,
8.0%, 2-1-12 (A)	390	396,337

Finance Companies - 5.09%
American Seafoods Group LLC and American
Seafoods, Inc.,
10.125%, 4-15-10	7,965	9,558,000
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10 (A)	1,600	1,576,000
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
8.375%, 3-15-13	3,300	3,762,000
Dollar Financial Group, Inc.,
9.75%, 11-15-11	2,700	2,929,500
El Paso Production Holding Company,
7.75%, 6-1-13	2,000	1,855,000
Equinox Holdings Inc.,
9.0%, 12-15-09 (A)	3,665	3,857,412
HMH Properties, Inc.,
7.875%, 8-1-08	1,500	1,558,125
Level 3 Financing, Inc.,
10.75%, 10-15-11 (A)	5,700	5,557,500
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,752,000
NBC Acquisition Corp.,
11.00%, 3-15-13 (A)	2,650	1,735,750
Nexstar Finance, Inc.,
7.0%, 1-15-14 (A)	3,150	3,118,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	4,950	5,259,375
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	2,750	2,763,750
UAP Holding Corp.,
0.0%, 7-15-12 (A)	4,000	2,680,000

		47,962,912

Food and Related - 0.46%
Merisant Company,
9.5%, 7-15-13 (A)	2,400	2,364,000
PPC Escrow Corp.,
9.25%, 11-15-13 (A)	850	888,250
Pilgrim's Pride Corporation,
9.625%, 9-15-11	1,000	1,077,500

		4,329,750

Forest and Paper Products - 2.96%
Georgia-Pacific Corporation:
7.375%, 7-15-08	4,700	5,134,750
8.875%, 2-1-10	6,800	7,939,000
9.5%, 12-1-11	1,100	1,325,500
8.0%, 1-15-24 (A)	4,750	5,011,250
Jefferson Smurfit Corporation,
8.25%, 10-1-12	4,850	5,286,500
Newark Group (The),
9.75%, 3-15-14 (A)	3,200	3,152,000

		27,849,000

Furniture and Furnishings - 1.14%
Associated Materials Incorporated:
9.75%, 4-15-12	5,820	6,489,300
0.00%, 3-1-14 (A) (C)	6,950	4,222,125

		10,711,425

Homebuilders, Mobile Homes - 0.89%
Technical Olympic USA, Inc.,
7.5%, 3-15-11 (A)	1,800	1,797,750
WCI Communities, Inc.:
10.625%, 2-15-11	2,000	2,260,000
9.125%, 5-1-12	1,500	1,672,500
7.875%, 10-1-13	2,500	2,681,250

		8,411,500

Hospital Supply and Management - 2.95%
HCA Inc.,
6.3%, 10-1-12	5,000	5,240,750
Mariner Health Care, Inc.,
8.25%, 12-15-13 (A)	3,000	3,052,500
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	4,230	4,832,775
Select Medical Corporation,
7.5%, 8-1-13	3,300	3,555,750
Triad Hospitals, Inc.:
8.75%, 5-1-09	650	708,500
7.0%, 11-15-13 (A)	4,750	4,868,750
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	4,875	5,533,125

		27,792,150

Hotels and Gaming - 7.12%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10 (A)	4,000	4,330,000
John Q Hammons Hotels, L.P. and John Q Hammons Hotels
Finance Corporation III,
8.875%, 5-15-12	4,450	4,950,625
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	6,641,250
MGM MIRAGE,
8.5%, 9-15-10	4,750	5,545,625
Mandalay Resort Group,
9.375%, 2-15-10	6,500	7,743,125
Premier Entertainment Biloxi LLC and Premier
Finance Biloxi Corp.,
10.75%, 2-1-12 (A)	4,900	5,292,000
River Rock Entertainment Authority,
9.75%, 11-1-11 (A)	2,350	2,538,000
Sun International Hotels Limited and Sun International North America, Inc.,
8.875%, 8-15-11	4,000	4,440,000
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	900	974,250
Vail Resorts, Inc.,
6.75%, 2-15-14	8,250	8,270,625
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	8,750	10,062,500
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
12.0%, 11-1-10	5,250	6,326,250

		67,114,250

Household - General Products - 2.17%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	1,150	966,000
B & G Foods, Inc.,
9.625%, 8-1-07	4,500	4,623,750
Sealy Mattress Company:
10.875%, 12-15-07	11,150	11,582,063
8.25%, 6-15-14 (A)	3,250	3,250,000

		20,421,813

Leisure Time Industry - 1.74%
Hollywood Park, Inc.,
9.25%, 2-15-07	7,875	8,062,031
Pinnacle Entertainment Inc.,
8.25%, 3-15-12 (A)	4,700	4,582,500
Royal Caribbean Cruises Ltd.:
8.0%, 5-15-10	1,250	1,412,500
8.75%, 2-2-11	2,000	2,340,000

		16,397,031

Metal Fabrication - 0.19%
IMCO Recycling Inc.,
10.375%, 10-15-10	1,650	1,765,500

Mining - 0.80%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	3,000	2,430,000
0.0%, 6-1-13 (C)	6,750	5,130,000

		7,560,000

Motion Pictures - 2.82%
Cinemark, Inc.,
9.75%, 3-15-14 (A)	11,500	7,130,000
Cinemark USA, Inc.:
8.5%, 8-1-08	9,265	9,681,925
9.0%, 2-1-13	1,600	1,740,000
Gaylord Entertainment Company,
8.0%, 11-15-13 (A)	2,400	2,559,000
Regal Cinemas Corporation,
9.375%, 2-1-12	1,750	1,977,500
Vivendi Universal S.A.,
9.25%, 4-15-10	2,875	3,435,625

		26,524,050

Motor Vehicle Parts - 1.02%
Tenneco Automotive Inc.:
11.625%, 10-15-09	4,500	4,871,250
10.25%, 7-15-13	4,150	4,772,500

		9,643,750

Motor Vehicles - 0.81%
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	7,595,000

Multiple Industry - 3.45%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,900	1,900,000
CSC Holdings, Inc.,
6.75%, 4-15-12 (A)	2,350	2,379,375
Doane Pet Care Company,
10.75%, 3-1-10	4,850	5,056,125
Fisher Scientific International Inc.,
8.125%, 5-1-12	1,824	2,024,640
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	3,750	3,885,938
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,603,125
Tyco International Group S.A.,
3.125%, 1-15-23, Convertible (A)	2,750	4,018,437
WESCO Distribution, Inc.,
9.125%, 6-1-08	2,575	2,639,375

		32,507,015

Petroleum - Domestic - 0.88%
Chesapeake Energy Corporation,
9.0%, 8-15-12	1,000	1,156,250
Encore Acquisition Company,
8.375%, 6-15-12	1,900	2,090,000
Exco Resources, Inc.,
7.25%, 1-15-11 (A)	2,500	2,581,250
KCS Energy, Inc.,
7.125%, 4-1-12 (A)	750	753,750
Westport Resources Corporation,
8.25%, 11-1-11	1,500	1,668,750

		8,250,000

Petroleum - International - 0.18%
Forest Oil Corporation,
8.0%, 6-15-08	1,500	1,657,500

Petroleum - Services - 4.27%
GulfTerra Energy Partners, L.P.,
8.5%, 6-1-10	4,888	5,645,640
Hanover Compressor Company:
0.0%, 3-31-07	4,175	3,214,750
8.625%, 12-15-10	1,850	1,988,750
North American Energy Partners Inc.,
8.75%, 12-1-11 (A)	4,000	4,000,000
Offshore Logistics, Inc.,
6.125%, 6-15-13	1,600	1,592,000
Parker Drilling Company,
9.625%, 10-1-13	700	768,250
Pemex Project Funding Master Trust,
7.375%, 12-15-14	12,200	13,572,500
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,792,350
SESI, L.L.C.,
8.875%, 5-15-11	4,250	4,632,500

		40,206,740

Publishing - 1.14%
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	5,575	6,508,812
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10 (A)	1,600	1,764,000
9.875%, 8-15-13 (A)	2,250	2,497,500

		10,770,312

Railroad - 0.57%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	5,250	5,407,500

Real Estate Investment Trust - 3.42%
Host Marriott, L.P.:
9.25%, 10-1-07	4,250	4,760,000
7.125%, 11-1-13	13,000	13,487,500
La Quinta Properties, Inc.,
8.875%, 3-15-11	4,000	4,520,000
Meritage Corporation,
9.75%, 6-1-11	8,300	9,420,500

		32,188,000

Retail - Food Stores - 0.28%
Couche-Tard U.S. L.P. and Couche-Tard
Financing Corp.,
7.5%, 12-15-13 (A)	2,450	2,621,500

Retail - General Merchandise - 2.79%
AutoNation, Inc.,
9.0%, 8-1-08	4,750	5,557,500
Domino's Inc.,
8.25%, 7-1-11	3,300	3,555,750
Roundy's, Inc.,
8.875%, 6-15-12	10,585	11,643,500
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,575,000

		26,331,750

Retail - Specialty Stores - 4.15%
CSK Auto, Inc.,
7.0%, 1-15-14 (A)	4,750	4,773,750
Cole National Group, Inc.,
8.875%, 5-15-12	7,400	8,510,000
General Nutrition Centers, Inc.,
8.5%, 12-1-10 (A)	1,180	1,239,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,375	2,612,500
Jo-Ann Stores,
7.5%, 3-1-12 (A)	8,000	8,140,000
Jostens Holding Corp.,
0.0%, 12-1-13 (C)	1,650	1,080,750
Michaels Stores, Inc.,
9.25%, 7-1-09	4,000	4,405,000
Nectar Merger Corporation,
7.75%, 2-15-14 (A)	3,200	3,200,000
United Rentals (North America), Inc.,
7.0%, 2-15-14 (A)	5,500	5,170,000

		39,131,000

Timesharing and Software - 0.64%
NDCHealth Corporation,
10.5%, 12-1-12	5,250	6,037,500

Utilities - Gas and Pipeline - 2.03%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,664,000
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	4,700	5,205,250
Williams Companies, Inc. (The):
8.625%, 6-1-10	2,500	2,750,000
8.125%, 3-15-12	2,650	2,924,937
7.625%, 7-15-19	3,000	3,045,000
7.75%, 6-15-31	2,550	2,511,750

		19,100,937

Utilities - Telephone - 6.29%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09	1,353	1,231,230
8.5%, 1-31-12 (A)	2,400	2,280,000
American Tower Corporation:
9.375%, 2-1-09	3,480	3,671,400
7.25%, 12-1-11 (A)	4,750	4,856,875
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14 (A)	1,600	1,476,000
Crown Castle International Corp.,
7.5%, 12-1-13	6,000	5,895,000
Dobson Communications Corporation,
8.875%, 10-1-13	1,450	1,138,250
Level 3 Communications, Inc.,
10.5%, 12-1-08	7,000	5,740,000
MCI Communications Corporation:
6.95%, 8-15-06 (B)	1,880	1,494,600
7.75%, 3-23-25 (B)	1,470	1,168,650
Nextel Communications, Inc.:
9.5%, 2-1-11	2,000	2,280,000
7.375%, 8-1-15	7,500	8,118,750
Qwest Communications International Inc.,
9.125%, 3-15-12 (A)	5,000	5,675,000
Qwest Services Corporation and Qwest Communications International Inc.:
13.0%, 12-15-07 (A)	4,500	5,175,000
14.0%, 12-15-14 (A)	1,875	2,264,062
SBA Communications Corporation,
10.25%, 2-1-09	5,100	5,023,500
Triton PCS, Inc.,
9.375%, 2-1-11	1,875	1,809,375

		59,297,692

TOTAL CORPORATE DEBT SECURITIES - 94.00%		$885,479,302

(Cost: $824,101,272)

TOTAL SHORT-TERM SECURITIES - 3.61%		$34,027,838

(Cost: $34,027,838)

TOTAL INVESTMENT SECURITIES - 99.21%		$934,538,419

(Cost: $876,137,101)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.79%		7,481,668

NET ASSETS - 100.00%		$942,020,087

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At March 31, 2004, the total value of these securities amounted to $217,410,813 or 23.08% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)	The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

HIGH INCOME FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$876,137) (Notes 1 and 3)	$934,538
Cash	2,772
Receivables:
Dividends and interest	18,250
Investment securities sold	3,093
Fund shares sold	1,233
Prepaid and other assets	70

Total assets	959,956

LIABILITIES
Payable for investment securities purchased	14,905
Payable to Fund shareholders	2,581
Accrued service fee (Note 2)	184
Accrued shareholder servicing (Note 2)	153
Accrued accounting and administrative services fees (Note 2)	19
Accrued management fee (Note 2)	16
Accrued distribution fee (Note 2)	6
Other	72

Total liabilities	17,936

Total net assets	$942,020

NET ASSETS
$1.00 par value capital stock:
Capital stock	$124,170
Additional paid-in capital	1,000,846
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	800
Accumulated undistributed net realized loss on investment transactions	(242,197)
Net unrealized appreciation in value of investments	58,401

Net assets applicable to outstanding units of capital	$942,020

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.59
Class B	$7.58
Class C	$7.58
Class Y	$7.59
Capital shares outstanding:
Class A	115,176
Class B	4,582
Class C	1,835
Class Y	2,577
Capital shares authorized	500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

HIGH INCOME FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$37,073
Dividends	146

Total income	37,219

Expenses (Note 2):
Investment management fee	2,872
Service fee:
Class A	1,000
Class B	41
Class C	16
Shareholder servicing:
Class A	864
Class B	66
Class C	21
Class Y	19
Distribution fee:
Class A	25
Class B	124
Class C	47
Accounting and administrative services fees	112
Custodian fees	21
Audit fees	16
Legal fees	10
Other	129

Total expenses	5,383

Net investment income	31,836

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	17,849
Unrealized appreciation in value of investments	6,514

Net gain on investments	24,363

Net increase in net assets resulting from operations	$56,199

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

HIGH INCOME FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

INCREASE IN NET ASSETS
Operations:
Net investment income	$31,836	$61,103
Realized net gain (loss) on investments	17,849	(8,072)
Unrealized appreciation	6,514	73,299

Net increase in net assets resulting from operations	56,199	126,330

Distributions to shareholders from
net investment income (Note 1D):(1)
Class A	(30,255)	(56,309)
Class B	(994)	(1,506)
Class C	(380)	(577)
Class Y	(897)	(1,409)

	(32,526)	(59,801)

Capital share transactions (Note 5)	28,707	59,250

Total increase	52,380	125,779
NET ASSETS
Beginning of period	889,640	763,861

End of period	$942,020	$889,640

Undistributed net investment income	$800	$1,490

(1)See "Financial Highlights" on pages 22 - 25.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the fiscal year ended March 31,
3-31-04	2003	2002	2001	9-30-00	2000	1999

Net asset value, beginning of period	$7.39	$6.84	$7.26	$8.10	$8.54	$9.39	$10.04

Income (loss) from investment operations:
Net investment income	0.26	0.52	0.56	0.66	0.37	0.78	0.81
Net realized and unrealized gain (loss) on investments	0.20	0.54	(0.42)	(0.84)	(0.44)	(0.84)	(0.66)

Total from investment operations	0.46	1.06	0.14	(0.18)	(0.07)	(0.06)	0.15

Less dividends from net investment income	(0.26)	(0.51)	(0.56)	(0.66)	(0.37)	(0.79)	(0.80)

Net asset value, end of period	$7.59	$7.39	$6.84	$7.26	$8.10	$8.54	$9.39

Total return(1)	6.36%	16.10%	1.91%	-2.51%	-0.81%	-0.65%	1.70%
Net assets, end of period (in millions)	$874	$833	$728	$715	$750	$826	$1,009
Ratio of expenses to average net assets	1.11	%(2)	1.15%	1.13%	1.08%	1.06	%(2)	1.04%	0.94%
Ratio of net investment income to average net assets	6.83	%(2)	7.31%	7.61%	8.56%	8.94	%(2)	8.65%	8.44%
Portfolio turnover rate	38%	63%	57%	74%	24%	42%	53%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the period from 10-4-1999(1) to
3-31-04	2003	2002	2001	9-30-00	3-31-00

Net asset value, beginning of period	$7.39	$6.83	$7.25	$8.10	$8.54	$8.84

Income (loss) from investment operations:
Net investment income	0.22	0.45	0.49	0.59	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.20	0.55	(0.42)	(0.85)	(0.44)	(0.30)

Total from investment operations	0.42	1.00	0.07	(0.26)	(0.11)	0.06

Less dividends from net investment income	(0.23)	(0.44)	(0.49)	(0.59)	(0.33)	(0.36)

Net asset value, end of period	$7.58	$7.39	$6.83	$7.25	$8.10	$8.54

Total return	5.70%	15.10%	0.79%	-3.41%	-1.28%	0.61%
Net assets, end of period (in millions)	$35	$30	$21	$12	$5	$3
Ratio of expenses to average net assets	2.08	%(2)	2.16%	2.11%	1.99%	1.99	%(2)	1.96	%(2)
Ratio of net investment income to average net assets	5.86	%(2)	6.29%	6.60%	7.61%	8.02	%(2)	7.79	%(2)
Portfolio turnover rate	38%	63%	57%	74%	24%	42%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the period from 10-4-99(1) to
	3-31-04		2003	2002	2001	9-30-00		3-31-00

Net asset value, beginning of period	$7.39		$6.83	$7.25	$8.11	$8.54		$8.84

Income (loss) from investment operations:
Net investment income	0.22		0.45	0.49	0.60	0.33		0.36
Net realized and unrealized gain (loss) on investments	0.20		0.55	(0.42)	(0.87)	(0.43)		(0.30)

Total from investment operations	0.42		1.00	0.07	(0.27)	(0.10)		0.06

Less dividends from net investment income	(0.23)		(0.44)	(0.49)	(0.59)	(0.33)		(0.36)

Net asset value, end of period	$7.58		$7.39	$6.83	$7.25	$8.11		$8.54

Total return	5.73%		15.13%	0.76%	-3.42%	-1.28%		0.65%
Net assets, end of period (in thousands)	$13,917	$10,464		$8,692	$4,513	$856		$404
Ratio of expenses to average net assets	2.02	%(2)	2.13%	2.12%	1.97%	2.07	%(2)	1.91	%(2)
Ratio of net investment income to average net assets	5.92	%(2)	6.33%	6.59%	7.60%	7.94	%(2)	7.88	%(2)
Portfolio turnover rate	38%		63%	57%	74%	24%		42%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the fiscal year ended March 31,
	3-31-04		2003	2002	2001	9-30-00		2000	1999

Net asset value, beginning of period	$7.40		$6.84	$7.25	$8.10	$8.54		$9.39	$10.04

Income (loss) from investment operations:
Net investment income	0.27		0.52	0.58	0.69	0.39		0.81	0.83
Net realized and unrealized gain (loss) on investments	0.20		0.57	(0.41)	(0.85)	(0.44)		(0.84)	(0.66)

Total from investment operations	0.47		1.09	0.17	(0.16)	(0.05)		(0.03)	0.17

Less dividends from net investment income	(0.28)		(0.53)	(0.58)	(0.69)	(0.39)		(0.82)	(0.82)

Net asset value, end of period	$7.59		$7.40	$6.84	$7.25	$8.10		$8.54	$9.39

Total return	6.37%		16.65%	2.20%	-2.22%	-0.69%		-0.39%	1.90%
Net assets, end of period (in millions)	$19		$16	$6	$3	$2		$2	$2
Ratio of expenses to average net assets	0.83	%(1)	0.82%	0.82%	0.81%	0.80	%(1)	0.79%	0.74%
Ratio of net investment income to average net assets	7.13	%(1)	7.58%	7.91%	8.82%	9.21	%(1)	8.91%	8.62%
Portfolio turnover rate	38%		63%	57%	74%	24%		42%	53%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,538,188. During the period ended March 31, 2004, W&R received $42,027 and $4,654 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,023,548 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $30,153, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $385,593,382, while proceeds from maturities and sales aggregated $336,111,095. Purchases of short-term securities aggregated $3,440,562,399, while proceeds from maturities and sales aggregated $3,448,175,924. No U.S. Government securities were bought or sold during the period.

For Federal income tax purposes, cost of investments owned at March 31, 2004 was $876,162,279, resulting in net unrealized appreciation of $58,376,140, of which $66,765,785 related to appreciated securities and $8,389,645 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$61,113,116
Distributed ordinary income	59,800,848
Undistributed ordinary income*	1,818,111

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	74,473,774

Post-October losses deferred	-

*This entire amount was distributed prior to March 31, 2004.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2004	$7,420,773
September 30, 2007	40,878,811
September 30, 2008	69,897,740
September 30, 2009	19,270,602
September 30, 2010	48,079,168
September 30, 2011	74,473,774

Total carryover	$260,020,868

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

Shares issued from sale of shares:
Class A
	15,321	34,964
Class B
	901	1,879
Class C
	674	932
Class Y
	2,212	6,655
Shares issued from reinvestment of dividends:
Class A
	3,615	7,117
Class B
	125	202
Class C
	48	78
Class Y
	118	194
Shares redeemed:
Class A
	(16,403)	(35,961)
Class B
	(516)	(1,096)
Class C
	(303)	(866)
Class Y
	(1,933)	(5,506)

Increase in outstanding capital shares	3,859	8,592

Value issued from sale of shares:
Class A
	$115,655	$247,437
Class B
	6,784	13,420
Class C
	5,075	6,639
Class Y
	16,535	47,013
Value issued from reinvestment of dividends:
Class A
	27,215	50,229
Class B
	938	1,426
Class C
	362	550
Class Y
	885	1,380
Value redeemed:
Class A
	(123,969)	(255,356)
Class B
	(3,892)	(7,761)
Class C
	(2,278)	(6,128)
Class Y
	(14,603)	(39,599)

Increase in outstanding capital	$28,707	$59,250

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors High Income Fund, Inc. as of March 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

This page for your notes and calculations.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1009SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004